Research and development expenses and advertising expenses	12 Months Ended
Mar. 31, 2013
Research and development expenses and advertising expenses

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥109,108 million, ¥108,474 million and ¥111,294 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included in “Selling, general and administrative” expenses and amounted to ¥54,984 million, ¥61,872 million and ¥69,969 million for the years ended March 31, 2011, 2012 and 2013, respectively.